FREMONT
  FUNDS





March 6, 1997


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Fremont Mutual Funds, Inc.
     File Nos. 33-23453 and 811-5632

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Fremont Mutual Funds, Inc.'s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 23) has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary








                           Fremont Mutual Funds
                           Shareholder Services
                 312 Walnut Street  Cincinnati, Ohio 45202-3874
           P.O. Box 5354  Cincinnati, Ohio 45201-5354  1-800-548-4539